Financial risk management objectives and policies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Financial risk management objectives and policies
Effect On Income Before Income Tax (income)	$ (1,741,683)
Change In Foreign Currency Rate	10.00%